INCOME TAX	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
INCOME TAX
INCOME TAX

NOTE 10 — INCOME TAX

During the three and nine months ended September 30, 2023, the Company recorded an income tax provision of $98,248 and $897,753, respectively, in income taxes payable. During the three and nine months ended September 30, 2022, the Company recorded an income tax provision of $217,336 and $325,757 in accrued expenses. The effective tax rate was (936.53)% and 9.00% for the three months ended September 30, 2023 and 2022, respectively, and (20.07)% and 2.40% for the nine months ended September 30, 2023 and 2022, respectively. The effective tax rate differs from the Federal statutory tax rate of 21% for the three and nine months ended September 30, 2023 and 2022 due to changes in the fair value of warrant liabilities, state taxes and valuation allowance on the deferred tax assets.

The Company has evaluated the positive and negative evidence bearing upon its ability to realize its deferred tax assets, which primarily consist of net operating loss carryforwards. The Company considered the history of cumulative net losses, estimated future taxable income and prudent and feasible tax planning strategies, and has concluded that it is more likely than not that the Company will not realize the benefits of its deferred tax assets. As such, the Company recorded a full valuation allowance against net deferred tax assets as of September 30, 2023 and December 31, 2022.

NOTE 10 — INCOME TAX

The Company’s net deferred tax assets at December 31, 2022 and 2021 is as follows:

	December 31,
	2022	2021
Deferred tax assets
Capitalized start-up costs	$329,224	$4,009
Net operating loss carryforwards	—	2,334
Total deferred tax assets	329,224	6,343
Valuation allowance	(317,149)	(6,343)
Deferred tax liabilities
Accrued expenses & other	(12,075)	—
Total deferred tax liabilities	(12,075)	—
Net deferred tax assets	$—	—

The components of the income tax provision for the years ended December 31, 2022 and 2021 is as follows:

	December 31,
	2022	2021
Current expense
Federal	$783,546	—
State	—	—
Deferred benefit
Federal	(312,476)	(4,673)
State	1,670	(1,670)
Change in Valuation Allowance	310,806	6,343
Income tax expense	$783,546	—

As of December 31, 2022, the Company has no state or federal net operating loss carryforwards.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2022, and for the period from March 10, 2021 (inception) through December 31, 2021, the change in the valuation allowance was $310,806 and $6,343, respectively.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2022 and 2021is as follows:

	December 31,
	2022	2021
Statutory U.S. federal income tax rate	21.00%	21.00%
Change in fair value of warrant liabilities	(18.15)%	0.00%
State taxes, net of federal tax benefit	(0.01)%	7.51%
Change in valuation allowance	1.88%	(28.51)%
Income tax provision	4.74%	0.00%

The Company’s effective tax rates for the periods presented differ from the expected (statutory) rates due to changes in state taxes, net of federal tax benefit, and the recording of full valuation allowances on deferred tax assets.

The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The Company’s tax returns since inception remain open and subject to examination. The Company considers Delaware to be a significant state tax jurisdiction.